Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Research and development [Abstract]
External research and development expenses	[1]	$ 8,545	$ 5,467
Employee expenses	[2],[3]	3,834	2,385
Total research and development expenses	[4]	12,379	7,852
General and administrative [Abstract]
External costs	[1]	4,264	2,939
Employee expenses	[3],[5]	2,106	1,941
Total general and administrative expenses	[4]	6,370	4,880
Total operating expenses		18,749	12,732
Share based compensation expense (benefit) included in employees expenses for employees in research and development department		900	700
Share-based compensation expense (benefit) included in employees expenses for employees in general and administrative department		900	900
Foreign exchange loss [Abstract]
Foreign exchange loss		$ (2,329)	$ (642)

[1]	Includes depreciation expense.
[2]	Included in employee expenses is share-based compensation expense of $0.9 million and $0.7 million for the three months ended March 31, 2026 and 2025, respectively, relating to employees in the research and development department.
[3]	Includes termination expenses incurred.
[4]	Depreciation and other expenses have been reclassified to external research and development expenses and depreciation has been reclassified to external costs for all periods presented as it provides more relevant information.
[5]	Included in employee expenses is share-based compensation expense of $0.9 million and $0.9 million for the three months ended March 31, 2026 and 2025, respectively, relating to employees in the general and administrative department.